Reportable Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Information By Industry Segment
Selected segment information is set forth below for the years ended December 31, (in thousands):

	2022	2021	2020
Electric Motorcycles
Electric motorcycles, parts and accessories and apparel revenue, net	$13,999	$9,705	$14,319
Cost of goods sold	23,268	22,006	45,742
Selling, administrative and engineering expense	79,836	57,996	43,033

Operating loss	(89,105)	(70,297)	(74,456)
STACYC
Electric balance bikes, parts and accessories and apparel revenue, net	32,834	26,101	16,544
Cost of goods sold	20,661	16,374	10,077
Selling, administrative and engineering expense	8,023	7,612	9,066

Operating income (loss)	4,150	2,115	(2,599)

Operating loss	$(84,955)	$(68,182)	$(77,055)

Additional segment information is set forth below as of December 31, (in thousands):

	Electric Motorcycles	STACYC	Consolidated
2022:
Assets	$323,108	$28,697	$351,805
Goodwill	$7,668	$659	$8,327
Depreciation and amortization	$3,882	$519	$4,401
Capital expenditures	$14,081	$—	$14,081
2021:
Assets	$38,762	$23,190	$61,952
Goodwill	$7,668	$659	$8,327
Depreciation and amortization	$4,220	$498	$4,718
Capital expenditures	$9,792	$159	$9,951
2020:
Assets	$31,627	$20,113	$51,740
Goodwill	$7,668	$659	$8,327
Depreciation and amortization	$3,399	$543	$3,942
Capital expenditures	$3,210	$33	$3,243

Schedule of Segment Information By Geographical Locations
Geographic Information
– Included in the Consolidated financial statements are the following amounts relating to geographic locations for the years ended December 31, (in thousands):

	2022	2021	2020
Revenue, net (1) :
United States	$36,256	$24,633	$21,462
International	10,577	11,173	9,401

	$46,833	$35,806	$30,863

Long-lived assets (2) :
United States	$31,567	$17,894	$11,860
International	—	—	—

	$31,567	$17,894	$11,860

(1)	Revenue is attributed to geographic regions based on location of customer.
(2)	Long-lived assets include all long-term assets except those specifically excluded under ASC Topic 280, Segment Reporting , such as deferred income taxes.